Financial Risk Management - Summary of Allowance for Expected Credit Losses of Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
As at January 1	$ (883)	$ (712)
Increase of allowance recognized in statement of operations during the year	(3,666)	(490)
Receivables written off during the year as uncollectible	205
Unused amount reversed	578	290
Translation differences	36	29
As at December 31	$ (3,730)	$ (883)